INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of income tax expense (benefit)

	Year ended December 31
(Dollars in thousands)	2012	2011	2010
Current
Federal	$—	$—	$136
State	284	142	102

	284	142	238

Deferred
Federal	1,336	1,315	327
State	—	—	—

	1,336	1,315	327

Income tax expense (benefit)	$1,620	$1,457	$565

Schedule of reconciliation from expected federal tax expense to effective income tax expense (benefit)

	Year ended December 31
(Dollars in thousands)	2012	2011	2010
Expected federal income tax expense	$1,900	$1,625	$822
State income tax net of federal benefit	187	112	67
Tax exempt interest	(182)	(29)	(52)
Increase in cash surrender value life insurance	(130)	(59)	(131)
Valuation allowance	—	35	97
Other	(155)	(227)	(238)

	$1,620	$1,457	$565

Summary of the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities

	December 31,
(Dollars in thousands)	2012	2011
Assets:
Allowance for loan losses	$1,609	$1,598
Excess tax basis of deductible intangible assets	121	121
Net operating loss carry forward	1,699	3,277
Unrealized loss on available-for-sale securities	—	—
Compensation expense deferred for tax purposes	767	736
Fair value adjustment on interest rate swap agreement	115	205
Deferred loss on other-than-temporary-impairment charges	257	471
Interest on nonaccrual loans	99	109
Tax credit carry-forwards	829	410
Excess discount accretion on securities for tax purposes	—	360
Other	401	232

Total deferred tax asset	5,897	7,519
Valuation reserve	132	132

Total deferred tax asset net of valuation reserve	5,765	7,387

Liabilities:
Tax depreciation in excess of book depreciation	118	126
Excess tax basis of non-deductible intangible assets	11	42
Excess financial reporting basis of assets acquired	956	1,014
Unrealized gain on available-for-sale securities	1,266	705
Other	—	22

Total deferred tax liabilities	2,351	1,909

Net deferred tax asset recognized	$3,414	$5,478